Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Current portion (classified under other current liabilities)	$ 4,602	$ 3,068
Non-current portion (classified under other non-current liabilities)	11,258	7,386
Total lease liabilities	$ 15,860	$ 10,454